Net Loss per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net Loss per Share
Net Loss per Share
Basic net loss per share is calculated by dividing the net loss by the weighted average number of outstanding shares of common stock each period. Diluted net loss per share is calculated by giving effect to all potential dilutive common stock equivalents, which includes stock options, restricted stock units, restricted stock awards, preferred stock and warrants. Because the Company incurred net losses each period, the basic and diluted calculations are the same. Basic and diluted net loss per share are the same for each class of common stock, as both Class A and Class B stockholders are entitled to the same liquidation and dividend rights.
The following table presents the calculation for basic and diluted net loss per share (in thousands, except share and per share data):

	Three Months Ended June 30,		Six Months Ended June 30,
	2020	2019	2020	2019
Net loss attributable to common shareholders	$(8,302)	$(10,755)	$(18,782)	$(15,918)
Weighted average common shares outstanding	50,527,432	16,753,014	50,263,061	16,832,105
Net loss per share, basic and diluted	$(0.16)	$(0.64)	$(0.37)	$(0.95)

The following outstanding shares of common stock equivalents were excluded from the calculation of diluted net loss per share for each period, as the impact of including them would have been anti-dilutive. The Company’s RSUs included a triggering liquidation performance condition prior to vesting. As such, these are treated as contingently issuable shares and were excluded from potential dilutive impact until the triggering liquidation performance condition was satisfied upon completion of the IPO on December 17, 2019.

	June 30,
	2020	2019
Stock options outstanding	416,081	1,275,473
RSUs	2,155,006	—
Convertible preferred stock	—	22,014,263
Warrants	—	35,305
Total potentially dilutive shares	2,571,087	23,325,041

Net Loss per Share
Basic net loss per share is calculated by dividing the net loss by the weighted average number of outstanding shares of common stock each period. Diluted net loss per share is calculated by giving effect to all potential dilutive common stock equivalents, which includes stock options, RSUs, preferred stock and warrants. Because the Company incurred net losses each period, the basic and diluted calculations are the same. Basic and diluted net loss per share are the same for each class of common stock, as both Class A and Class B stockholders are entitled to the same liquidation and dividend rights.
The following table presents the calculation for basic and diluted net loss per share (in thousands, except share and per share data):

	Year Ended December 31,
	2019	2018	2017
Net loss attributable to common shareholders	$(46,807)	$(20,934)	$(21,910)
Weighted average common shares outstanding	18,438,695	16,593,258	16,400,767
Net loss per share, basic and diluted	$(2.54)	$(1.26)	$(1.34)

The following outstanding shares of common stock equivalents were excluded from the calculation of diluted net loss per share for each period, as the impact of including them would have been anti-dilutive. The Company’s RSUs included a triggering liquidation performance condition prior to vesting. As such, these were treated as contingently issuable shares and were excluded from potential dilutive impact until the triggering liquidation performance condition was satisfied upon completion of the IPO on December 17, 2019.

	As of December 31,
	2019	2018	2017
Stock options outstanding	1,159,577	1,313,121	1,523,328
RSUs outstanding	2,364,650	—
Convertible preferred stock	—	19,945,290	19,837,966
Warrants	35,305	35,305	35,305
Total potentially dilutive shares	3,559,532	21,293,716	21,396,599